Federated Hermes Equity Income Fund, Inc.
(formerly, Federated Equity Income Fund, Inc.)
Portfolio of Investments
August 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.6%
		Communication Services—7.1%
344,644		AT&T, Inc.	$10,273,838
414,937		Comcast Corp., Class A	18,593,327
113,595	[1]	T-Mobile USA, Inc.	13,254,264
97,206		Verizon Communications, Inc.	5,761,400
53,315		Walt Disney Co.	7,030,649
		TOTAL	54,913,478
		Consumer Discretionary—8.8%
218,855		Dick's Sporting Goods, Inc.	11,844,433
41,774		Home Depot, Inc.	11,907,261
203,660		Las Vegas Sands Corp.	10,327,599
24,194		Lowe's Cos., Inc.	3,984,510
28,831		McDonald's Corp.	6,155,995
244,302		Pulte Group, Inc.	10,893,426
81,412		Target Corp.	12,310,308
		TOTAL	67,423,532
		Consumer Staples—8.5%
27,762		Constellation Brands, Inc., Class A	5,121,534
219,294		Mondelez International, Inc.	12,811,155
107,002		Philip Morris International, Inc.	8,537,690
47,561		Procter & Gamble Co.	6,579,113
354,653		The Coca-Cola Co.	17,565,963
104,397		WalMart Inc.	14,495,523
		TOTAL	65,110,978
		Energy—4.2%
194,659		Chevron Corp.	16,337,730
179,309		ConocoPhillips	6,794,018
71,545		Hess Corp.	3,293,932
99,790		Phillips 66	5,834,721
		TOTAL	32,260,401
		Financials—18.2%
195,726		Axis Capital Holdings Ltd.	9,347,874
875,767		Bank of America Corp.	22,542,242
20,247		BlackRock, Inc.	12,030,565
205,415		Citigroup, Inc.	10,500,815
397,347		Citizens Financial Group, Inc.	10,279,367
46,624		Everest Re Group Ltd.	10,261,010
66,718		Goldman Sachs Group, Inc.	13,668,516
239,199		JPMorgan Chase & Co.	23,965,348
141,628		LPL Investment Holdings, Inc.	11,636,156
22,254		S&P Global, Inc.	8,154,311
147,281		VOYA Financial, Inc.	7,645,357
		TOTAL	140,031,561
		Health Care—12.2%
105,410		AbbVie, Inc.	10,095,116
190,588		AstraZeneca PLC, ADR	10,672,928
22,005		Danaher Corp.	4,543,372

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
149,606	[1]	Horizon Therapeutics PLC	$11,238,403
39,345	[1]	IQVIA Holdings, Inc.	6,442,744
54,032		Johnson & Johnson	8,289,049
161,902		Medtronic PLC	17,399,608
257,875		Pfizer, Inc.	9,745,096
49,717		UnitedHealth Group, Inc.	15,539,048
		TOTAL	93,965,364
		Industrials—13.5%
157,809		Alaska Air Group, Inc.	6,146,661
451,367		General Electric Co.	2,861,667
283,614	[1]	Ingersoll-Rand, Inc.	9,943,507
117,916		Jacobs Engineering Group, Inc.	10,644,277
29,792		Nordson Corp.	5,555,910
102,838		Parker-Hannifin Corp.	21,185,656
124,507		Stanley Black & Decker Inc.	20,082,979
106,503		Union Pacific Corp.	20,495,437
79,218	[1]	XPO Logistics, Inc.	6,992,573
		TOTAL	103,908,667
		Information Technology—11.7%
57,005		Analog Devices, Inc.	6,662,744
128,053		Applied Materials, Inc.	7,888,065
103,826		Fidelity National Information Services, Inc.	15,662,152
398,827		Genpact Ltd.	16,822,523
84,937		Intel Corp.	4,327,540
67,957		Microsoft Corp.	15,326,342
71,904		Motorola, Inc.	11,127,144
54,143		NXP Semiconductors NV	6,809,024
44,662		Synnex Corp.	5,678,773
		TOTAL	90,304,307
		Materials—4.2%
124,842		DuPont de Nemours, Inc.	6,961,190
638,220		Freeport-McMoRan, Inc.	9,962,614
39,582		Linde PLC	9,885,209
47,107		PPG Industries, Inc.	5,671,683
		TOTAL	32,480,696
		Real Estate—5.0%
64,589		Cyrusone, Inc.	5,395,119
6,742		Equinix, Inc.	5,324,697
263,967		Invitation Homes, Inc.	7,557,375
99,835		National Retail Properties, Inc.	3,538,153
96,698		ProLogis Inc.	9,849,658
46,596		Sun Communities, Inc.	6,946,532
		TOTAL	38,611,534
		Utilities—5.2%
137,770		American Electric Power Co., Inc.	10,860,409
75,075		Atmos Energy Corp.	7,493,987
141,644		Dominion Energy, Inc.	11,110,555
36,946		NextEra Energy, Inc.	10,314,215
		TOTAL	39,779,166
		TOTAL COMMON STOCKS (IDENTIFIED COST $643,533,089)	758,789,684

Shares		Value
	INVESTMENT COMPANY—1.3%
10,323,389	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.16%[2] (IDENTIFIED COST $10,329,583)	$10,328,551
	TOTAL INVESTMENT IN SECURITIES-99.9% (IDENTIFIED COST $653,862,672)	769,118,235
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	618,473
	TOTAL NET ASSETS—100%	$769,736,708
At August 31, 2020, the Fund had no outstanding purchased and written option contracts.
The average market value of purchased put options held by the Fund throughout the period was $22,757. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $130 and $2,000, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holding during the period ended August 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2019	$34,587,926
Purchases at Cost	$195,687,972
Proceeds From Sales	$(219,951,602)
Change in Unrealized Appreciation/Depreciation	$(1,863)
Net Realized Gain/(Loss)	$6,118
Value as of 8/31/2020	$10,328,551
Shares held as of 8/31/2020	10,323,389
Dividend Income	$83,527
1
Non-income-producing security.
2
7-day net yield.
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt